OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 14,323	$ 9,807
Prepaid expenses	2,065	2,087
Other current assets	41,933	29,197
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 25,545	$ 17,303